BMW Vehicle Lease Trust 2017-2

Collection Period Ending:	6/30/19
Previous Payment Date:	6/20/19
Current Payment Date:	7/22/19
Accrued Interest Days (30/360):  30
Accrued Interest Days (act/360):     32

Balances

	Initial	Beginning of Period	End of Period
Aggregate Securitization Value	$1,182,033,146.60	$639,091,431.58	$605,352,472.54
Aggregate Discounted ALG Residual Value	$709,653,888.98	$536,495,035.81	$516,037,430.29
Reserve Fund	$2,955,082.87	$2,955,082.87	$2,955,082.87

Notes
Class A-1 Notes	$175,000,000.00	-	-
Class A-2a Notes	$230,000,000.00	-	-
Class A-2b Notes	$150,000,000.00	-	-
Class A-3 Notes	$350,000,000.00	$336,644,614.35	$314,725,986.78
Class A-4 Notes	$95,000,000.00	$95,000,000.00	$95,000,000.00
	$1,000,000,000.00	$431,644,614.35	$409,725,986.78

Overcollateralization	$182,033,146.60		$195,626,485.76

Current Collection Period

Beginning Securitization Value	$639,091,431.58
Principal Reduction Amount	33,738,959.04
Ending Securitization Value	$605,352,472.54

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	$431,644,614.35
Aggregate Securitization Value (End of Period)	$605,352,472.54
First Priority Principal Distribution Amount	-

Target Note Balance	$409,725,986.78
Target Overcollateralization Amount	$195,626,485.76
Target Overcollateralization Percentage	16.55%

Determination of Available Funds
Collections
Monthly Payments (net of Daily Advance Reimbursements)*	$13,278,481.19
Reallocation Payment	179,375.39
Sale Proceeds	7,805,548.96
Termination Proceeds	17,251,593.10
Recovery Proceeds	18,209.61
Total Collections	$38,533,208.25

Advances
Monthly Payment Advance	$1,177,288.33
Sales Proceeds Advance	-
Total Advances	$1,177,288.33
Optional Purchase Price	0.00
Net Investment Earnings on SUBI Collection Account	-
Total Available Funds	$39,710,496.58

Collection Account

Total Available Funds	$39,710,496.58
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement	986,588.37
Servicing Fees	532,576.19
Note Distribution Account (Interest Due)	754,086.96
Note Distribution Account (First Priority Principal Distribution Amount)	-
Reserve Fund Deposit	-
Note Distribution Account (Regular Principal Distribution Amount)	21,918,627.57
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (subject to annual cap)	-
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (not subject to annual cap)	-
Certificate Distribution Account (any remaining payments)	15,518,617.49
Total Distributions from SUBI Collection Account	$39,710,496.58

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	$1,218,860.58
Current Period Monthly Payment Advance	1,177,288.33
Current Period Sales Proceeds Advance	-
Current Reimbursement of Previous Servicer Advance	986,588.37
Ending Period Unreimbursed Previous Servicer Advances	$1,409,560.54

Note Distribution Account

Amount Deposited from the Collection Account	$22,672,714.53
Amount Deposited from the Reserve Fund	-
Amount Paid to Noteholders	$22,672,714.53

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Indenture Trustee after giving effect to payments on current Payment Date:	-

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Owner Trustee after giving effect to payments on current Payment Date:	-

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before giving effect to payments on current Payment Date:	-
Amount due and payable to Asset Representations Reviewer after giving effect to payments on current Payment Date:	-

Distributions

Priority Principal
Aggregate Outstanding Note Principal	$431,644,614.35

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Note Factor

Class A-1 Notes	-	-		-	-	-
Class A-2a Notes	-	-	-	-	-	-
Class A-2b Notes	-	-	-	-	-	-
Class A-3 Notes	-	$21,918,627.57	$21,918,627.57	$314,725,986.78	63	0.90
Class A-4 Notes	-	-	-	$95,000,000.00	-	1.00
	-	$21,918,627.57	$21,918,627.57	$409,725,986.78

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000

Class A-1 Notes		1.35000%	-	0.00
Class A-2a Notes		1.80000%	-	0.00
Class A-2b Notes		0.00000%	-	0.00
Class A-3 Notes		2.07000%	$580,711.96	1.66
Class A-4 Notes		2.19000%	$173,375.00	1.83
			$754,086.96

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Current Period Carryover

Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Reserve Fund

Beginning Period Required Amount	$2,955,082.87
Beginning Period Amount	2,955,082.87
Current Period Deposit	-
Net Investment Earnings	5,591.78
Reserve Fund Draw Amount	-
Release to Certificateholder	5,591.78
Ending Period Required Amount	2,955,082.87
Ending Period Amount	$2,955,082.87

Pool Characteristics

	Initial	End of Period
Number of Specified Leases	33,054	20,754
Weighted Average Remaining Term	26.00	8.01
Weighted Average Original Term	36.00	35.94
Weighted Average Seasoning	10.00	27.93

	Units	Securitization Value
Early Terminations	94	$2,252,471.05
Scheduled Terminations	908	$23,039,802.21

Residual Value Losses for the Current Period	Beginning	Current Period	Cumulative
Sales and Termination Proceeds	$277,138,310.56	$24,334,180.77	$301,472,491.33
ALG Residual Values	252,245,396.88	23,381,118.85	275,626,515.73
Residual Value Loss / (Gain)		$(953,061.92)	$(25,845,975.60)

Cumulative Residual Value Loss / (Gain) as of the end of the prior period			$(24,892,913.68)
Cumulative Residual Value Loss / (Gain) as of the end of the 2nd preceding period			$(24,379,503.94)
Cumulative Residual Value Loss / (Gain) as of the end of the 3rd preceding period			$(24,227,031.90)

Delinquencies as of the end of the current period	Units	Securitization Value	Percentage
31-60 Days Delinquent	97	2,741,577.43	0.45%
61-90 Days Delinquent	42	1,170,928.60	0.19%
91-120 Days Delinquent	10	317,893.69	0.05%
121 - 150 Days Delinquent	0	0.00	0.00%
151 Days or More Delinquent	0	0.00	0.00%

Total 30+ Days Past Due as of the end of the current period	149	$4,230,399.72	0.70%
Total 60+ Days Past Due as of the end of the current period	52	$1,488,822.30	0.25%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.63%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.52%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.57%

Credit Losses as of the end of the current period	Units	Dollar Amount
Gross Credit Losses	5	19,866.58
Recoveries	6	9,744.62

Net Credit Losses		10,121.96
Cumulative Net Credit Losses	111	$545,929.51
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.09%
Charge Off Rate ***		0.05%

Average of Net Credit Losses ****		$4,918.28

Historical Loss Information
Credit Losses as of the end of the prior period	Units	Dollar Amount
Gross Credit Losses	5	42,997.33
Recoveries	2	300.00
Net Credit Losses		42,697.33
Cumulative Net Credit Losses	106	$535,807.55
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.08%
Charge Off Rate ***		0.05%
Average of Net Credit Losses ****		5,054.79

Credit Losses as of the end of the 2nd preceding period	Units	Dollar Amount
Gross Credit Losses	5	22,459.54
Recoveries	3	11,053.94
Net Credit Losses		11,405.60
Cumulative Net Credit Losses	101	$493,110.22
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.07%
Charge Off Rate ***		0.04%
Average of Net Credit Losses ****		4,882.28

Credit Losses as of the end of the 3rd preceding period	Units	Dollar Amount
Gross Credit Losses	3	37,683.43
Recoveries	4	5,330.27
Net Credit Losses		32,353.16
Cumulative Net Credit Losses	96	$481,704.62
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.07%
Charge Off Rate ***		0.04%
Average of Net Credit Losses ****		5,017.76

* Includes Pull Ahead amounts
** Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value is calculated by dividing the Cumulative Net Credit Losses by the Avg Aggregate Sec Value for the period.
Avg Aggregate Sec Value for a period is equal to the average of the Beginning Securitization Value and the Ending Securitization Value for such period.
*** Charge Off Rate is calculated by dividing Cumulative Net Credit Losses by Initial Aggregate Securitization Value as of the Cut-off date.
**** Average of Net Credit Losses is calculated by dividing Cumulative Net Credit Losses by the aggregate number of Leases that have experienced a net credit loss.